Retirement benefits - Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 3,213.5	$ 37.6	₨ 1,968.8	₨ 1,398.6
Interest cost	1,313.5	15.4	981.3	773.4
Expected return on plan assets	(1,283.4)	(15.0)	(1,036.1)	(668.2)
Actuarial (gains)/losses	374.2	4.4	(3,196.5)	137.6
Net gratuity cost	₨ 3,617.8	$ 42.4	₨ (1,282.5)	₨ 1,641.4